Debt financing and capital lease obligation - Schedule of Total Loans and Borrowings (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Secured bank loans, Opening balance	$ 3,442,749	$ 2,573,104
Secured bank loans, Principal advanced	2,368,037	2,208,965
Secured bank loans, Discount on securitization	235	(1,597)
Secured bank loans, Accrued and unpaid interest	(530)	2,023
Secured bank loans, Principal repaid	(1,345,304)	(1,339,746)
Secured bank loans, Closing balance	4,465,187	3,442,749
Capital lease obligation, Opening balance	94,043	231,676
Capital lease obligation, Principal advanced	0	0
Capital lease obligation, Accrued and unpaid interest	(37)	(180)
Capital lease obligation, Principal repaid	(10,745)	(137,453)
Capital lease obligation, Closing balance	83,261	94,043
Total loans and borrowings	$ 4,548,448	$ 3,536,792